Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 630,201	$ 837,999	$ 426,409
Third parties
Revenue
Revenue	625,876	829,254	420,609
Related parties
Revenue
Revenue	4,325	8,745	5,800
Invoiced Goods-Marketed Products
Revenue
Revenue	128,008	83,087	57,057
Invoiced Goods-Distribution
Revenue
Revenue	266,836	309,383	262,565
Services-Commercialization of Marketed Products
Revenue
Revenue	52,485	48,608	41,275
Services-Commercialization of Marketed Products | Third parties
Revenue
Revenue	52,485	48,608	41,275
Services-Research and development
Revenue
Revenue	471	481	507
Services-Research and development | Related parties
Revenue
Revenue	471	481	507
License & Collaborations-Services
Revenue
Revenue	57,968	80,397	23,741
License & Collaborations-Services | Third parties
Revenue
Revenue	57,968	80,397	23,741
License & Collaborations-Royalties
Revenue
Revenue	71,041	32,470	26,310
License & Collaborations-Royalties | Third parties
Revenue
Revenue	71,041	32,470	26,310
License & Collaborations-Licensing
Revenue
Revenue	43,000	278,855	14,954
License & Collaborations-Licensing | Third parties
Revenue
Revenue	43,000	278,855	14,954
License & Collaborations-Manufacturing supply
Revenue
Revenue	10,392	4,718
Oncology/Immunology segment
Revenue
Revenue	363,365	528,616	163,844
Oncology/Immunology segment | Third parties
Revenue
Revenue	362,894	528,135	163,337
Oncology/Immunology segment | Related parties
Revenue
Revenue	471	481	507
Oncology/Immunology segment | Invoiced Goods-Marketed Products
Revenue
Revenue	128,008	83,087	57,057
Oncology/Immunology segment | Services-Commercialization of Marketed Products
Revenue
Revenue	52,485	48,608	41,275
Oncology/Immunology segment | Services-Research and development
Revenue
Revenue	471	481	507
Oncology/Immunology segment | License & Collaborations-Services
Revenue
Revenue	57,968	80,397	23,741
Oncology/Immunology segment | License & Collaborations-Royalties
Revenue
Revenue	71,041	32,470	26,310
Oncology/Immunology segment | License & Collaborations-Licensing
Revenue
Revenue	43,000	278,855	14,954
Oncology/Immunology segment | License & Collaborations-Manufacturing supply
Revenue
Revenue	10,392	4,718
Other Ventures segment
Revenue
Revenue	266,836	309,383	262,565
Other Ventures segment | Third parties
Revenue
Revenue	262,982	301,119	257,272
Other Ventures segment | Related parties
Revenue
Revenue	3,854	8,264	5,293
Other Ventures segment | Invoiced Goods-Distribution
Revenue
Revenue	$ 266,836	$ 309,383	$ 262,565